Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

Note 7. Commitments and Contingencies

Operating Leases

The Company leases office facilities and office equipment under operating leases that expire at various dates through February 2030. The office facility leases require annual base rent, plus real estate taxes, utilities, insurance and maintenance costs. Total rent expense, including the Company’s share of the lessors’ operating expenses, was $1.3 million and $1.0 million for the three months ended September 30, 2020 and 2019, respectively, and $4.0 million and $3.0 million for the nine months ended September 30, 2020 and 2019, respectively. Certain of these leases are with a related party. Rent expense with related parties, including the Company’s share of the lessors’ operating expenses, was $0.3 million for both the three months ended September 30, 2020 and 2019 and $0.8 million and $0.7 million for the nine months ended September 30, 2020 and 2019, respectively.

Hosting Services and Other Support Software Agreements

The Company has various contractual agreements for hosting services and other support software. In March 2020, the Company entered into a new contractual agreement with an unrelated party for hosting services. As of September 30, 2020, future payments related to this contract are $2.1 million for the remainder of 2020, $9.3 million in 2021, $12.0 million in 2022 and $3.2 million in 2023.

Contingencies

From time to time, the Company may be subject to various claims, charges and litigation. The Company records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company maintains insurance to cover certain actions and believes that resolution of such claims, charges, or litigation will not have a material impact on the Company’s financial position, results of operations, or liquidity. The Company had no material liabilities for contingencies recorded as of September 30, 2020 and December 31, 2019.

Note 7. Commitments and Contingencies

Operating Leases

The Company leases office facilities and office equipment under operating leases that expire at various dates through February 2030. The office facility leases require annual base rent, plus real estate taxes, utilities, insurance and maintenance costs. Total rent expense, including the Company’s share of the lessors’ operating expenses, was $4.8 million and $3.4 million for the years ended December 31, 2019 and 2018, respectively. Certain of these leases are with a related party. Rent expense with related parties, including the Company’s share of the lessors’ operating expenses, was $1.3 million and $0.9 million for the years ended December 31, 2019 and 2018, respectively.

Approximate future minimum lease payments under non-cancelable leases with both unrelated and related parties as of December 31, 2019 are as follows:

($000’s)	Unrelated	Related	Total
Years ending December 31:
2020	$3,676	$1,069	$4,745
2021	3,693	1,079	4,772
2022	3,343	1,090	4,433
2023	3,206	1,101	4,307
2024	2,820	832	3,652
Thereafter	8,550	—	8,550
	$25,288	$5,171	$30,459

Hosting Services and Other Support Software Agreements

In addition, the Company has various contractual agreements for hosting services and other support software. The below table reflects the minimum payments under these agreements as of December 31, 2019:

($000’s)	Unrelated
Years ending December 31:
2020	$9,791
2021	4,193
2022	4,542
2023	343
2024	—
Thereafter	—
$18,869

Contingencies

From time to time, the Company may be subject to various claims, charges and litigation. The Company records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company maintains insurance to cover certain actions and believes that resolution of such claims, charges, or litigation will not have a material impact on the Company’s financial position, results of operations, or liquidity. The Company has recorded no liabilities for contingencies as of December 31, 2019 and 2018.